Putnam PanAgora ESG International Equity ETF
The fund's portfolio
1/31/25 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value
Air freight and logistics (1.0%)
DHL Group (Germany)	62,187	$2,245,691

		2,245,691
Automobile components (0.8%)
CIE Generale Des Etablissements Michelin SCA (France)	53,029	1,848,413

		1,848,413
Automobiles (0.8%)
Isuzu Motors, Ltd. (Japan)	60,700	818,948
Mercedes-Benz Group AG (Germany)	15,651	956,646

		1,775,594
Banks (12.8%)
Barclays PLC ADR (United Kingdom)	286,620	4,207,582
BOC Hong Kong Holdings, Ltd. (Hong Kong)	263,908	855,206
Commonwealth Bank of Australia (Australia)	12,305	1,228,287
Concordia Financial Group, Ltd. (Japan)	196,300	1,146,829
Erste Group Bank AG (Czech Republic)	64,894	4,001,564
Intesa Sanpaolo SpA (Italy)	1,500,330	6,526,165
Mitsubishi UFJ Financial Group, Inc. (Japan)	227,800	2,905,976
Skandinaviska Enskilda Banken AB (Sweden)	99,281	1,405,790
Sumitomo Mitsui Financial Group, Inc. (Japan)	126,200	3,147,372
Sumitomo Mitsui Trust Group, Inc. (Japan)	83,900	2,100,002
United Overseas Bank, Ltd. (Singapore)	56,100	1,548,426

		29,073,199
Beverages (1.2%)
Asahi Group Holdings, Ltd. (Japan)	213,106	2,313,875
Kirin Holdings Co., Ltd. (Japan)	40,300	510,457

		2,824,332
Biotechnology (1.7%)
CSL, Ltd. (Australia)	17,579	3,064,781
Genmab A/S (Denmark)(NON)	3,607	714,300

		3,779,081
Building products (1.6%)
Cie de Saint-Gobain SA (France)	38,507	3,618,415

		3,618,415
Capital markets (3.4%)
3i Group PLC (United Kingdom)	157,608	7,629,122

		7,629,122
Chemicals (2.0%)
Syensqo SA (Belgium)	21,264	1,687,535
Symrise AG (Germany)	14,752	1,510,784
Yara International ASA (Norway)	41,370	1,239,050

		4,437,369
Commercial services and supplies (1.0%)
Brambles, Ltd. (Australia)	194,368	2,392,604

		2,392,604
Communications equipment (0.7%)
Nokia Oyj ADR (Finland)	323,512	1,488,155

		1,488,155
Construction and engineering (2.5%)
Vinci SA (France)	51,826	5,618,370

		5,618,370
Consumer staples distribution and retail (4.1%)
Kesko Oyj Class B (Finland)	54,341	1,042,907
Koninklijke Ahold Delhaize NV (Netherlands)	49,839	1,766,174
Marks & Spencer Group PLC (United Kingdom)	314,020	1,307,448
Tesco PLC (United Kingdom)	1,106,246	5,105,221

		9,221,750
Diversified telecommunication services (1.2%)
Koninklijke KPN NV (Netherlands)	329,568	1,193,552
Telstra Group, Ltd. (Australia)	664,521	1,631,874

		2,825,426
Electric utilities (1.1%)
Energias de Portugal (EDP) SA (Portugal)	268,794	846,579
Fortum OYJ (Finland)	117,768	1,710,416

		2,556,995
Electrical equipment (2.4%)
Legrand SA (France)	11,879	1,218,526
Schneider Electric SE (France)	16,850	4,288,766

		5,507,292
Food products (1.7%)
Danone SA (France)	43,979	3,078,696
Orkla ASA (Norway) (Norway)	72,680	676,156

		3,754,852
Gas utilities (0.5%)
Hong Kong & China Gas Co., Ltd. (Hong Kong)	1,389,000	1,064,224

		1,064,224
Health care equipment and supplies (2.9%)
Alcon, Inc. (Switzerland)	45,749	4,205,442
Smith & Nephew PLC ADR (United Kingdom)	35,965	912,792
Terumo Corp. (Japan)	74,400	1,405,778

		6,524,012
Health care providers and services (1.0%)
Fresenius SE & Co. KGaA (Germany)(NON)	58,042	2,226,067

		2,226,067
Hotels, restaurants, and leisure (1.8%)
Amadeus IT Holding SA (Spain)	33,476	2,465,689
Aristocrat Leisure, Ltd. (Australia)	19,573	919,576
Sodexo SA (France)	8,606	635,664

		4,020,929
Household durables (4.8%)
Berkeley Group Holdings PLC (The) (United Kingdom)	19,708	948,603
Sekisui House, Ltd. (Japan)	32,800	757,745
Sony Group Corp. (Japan)	377,900	8,381,805
Taylor Wimpey PLC (United Kingdom)	612,210	912,792

		11,000,945
Household products (0.5%)
Henkel AG & Co. KGaA Vorzug (Germany)	15,918	1,230,244

		1,230,244
Industrial REITs (0.3%)
CapitaLand Ascendas REIT (Singapore)(R)	385,100	733,929

		733,929
Insurance (7.1%)
Aegon, Ltd. (Netherlands)	161,386	1,055,762
Allianz SE (Germany)	13,043	4,254,088
Aviva PLC (United Kingdom)	165,613	1,055,465
QBE Insurance Group, Ltd. (Australia)	189,451	2,466,348
Swiss Re AG (Switzerland)	47,624	7,289,361

		16,121,024
IT Services (3.8%)
Capgemini SE (France)	7,223	1,318,418
NEC Corp. (Japan)	59,000	5,905,896
Wix.com, Ltd. (Israel)(NON)	5,735	1,370,034

		8,594,348
Machinery (4.1%)
FANUC Corp. (Japan)	154,900	4,653,142
GEA Group AG (Germany)	14,654	776,065
Mitsubishi Heavy Industries, Ltd. (Japan)	258,190	3,822,201

		9,251,408
Marine transportation (0.7%)
Mitsui OSK Lines, Ltd. (Japan)	44,700	1,524,057

		1,524,057
Media (1.1%)
Informa PLC (United Kingdom)	140,222	1,506,333
Publicis Groupe SA (France)	9,687	1,034,575

		2,540,908
Metals and mining (3.6%)
BHP Group, Ltd. (ASE Exchange) (Australia)	128,697	3,196,436
Boliden AB (Sweden)	65,445	1,967,871
Northern Star Resources, Inc. (Australia)	281,424	3,026,830

		8,191,137
Multi-utilities (0.7%)
National Grid PLC (United Kingdom)	124,217	1,509,055

		1,509,055
Oil, gas, and consumable fuels (2.7%)
Shell PLC (London Exchange) (United Kingdom)	75,475	2,506,578
TotalEnergies SE (France)	60,686	3,550,071

		6,056,649
Pharmaceuticals (7.7%)
Chugai Pharmaceutical Co., Ltd. (Japan)	74,100	3,217,315
Novartis AG (Switzerland)	79,958	8,391,310
Novo Nordisk A/S Class B (Denmark)	69,754	5,889,036

		17,497,661
Professional services (2.1%)
RELX PLC (United Kingdom)	93,763	4,679,332

		4,679,332
Real estate management and development (0.5%)
Daito Trust Construction Co., Ltd. (Japan)	11,600	1,244,179

		1,244,179
Retail REITs (0.6%)
CapitaLand Integrated Commercial Trust (CITC) (Singapore)(R)	599,708	860,508
Klepierre SA (France)(R)	20,825	620,031

		1,480,539
Semiconductors and semiconductor equipment (4.2%)
Advantest Corp. (Japan)	54,900	3,065,083
ASML Holding NV (NY Reg Shares) (Netherlands)	7,442	5,501,945
Infineon Technologies AG (Germany)	27,512	914,880

		9,481,908
Software (1.4%)
NICE, Ltd. ADR (Israel)(NON)	9,699	1,611,392
Sage Group PLC (The) (United Kingdom)	96,283	1,609,259

		3,220,651
Specialty retail (1.5%)
Industria de Diseno Textil SA (Spain)	37,628	2,057,941
Zalando SE (Germany)(NON)	34,083	1,277,828

		3,335,769
Textiles, apparel, and luxury goods (1.3%)
Pandora A/S (Denmark)	8,472	1,625,901
PRADA SpA (Italy)	177,800	1,429,583

		3,055,484
Trading companies and distributors (3.0%)
AerCap Holdings NV (Ireland)	27,466	2,625,750
ITOCHU Corp. (Japan)	91,700	4,246,953

		6,872,703
Transportation infrastructure (0.3%)
Getlink SE (France)	44,939	720,508

		720,508
Wireless telecommunication services (1.4%)
KDDI Corp. (Japan)	96,925	3,240,939

		3,240,939

Total common stocks (cost $203,496,872)		$226,015,269

SHORT-TERM INVESTMENTS (0.1%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 4.09%(AFF)	246,351	$246,351

Total short-term investments (cost $246,351)		$246,351
TOTAL INVESTMENTS

Total investments (cost $203,743,223)		$226,261,620

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam PanAgora ESG International Equity ETF (the fund) is a diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $226,873,378.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 04/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and Fair value as of 1/31/25
	Short-term investments
	Putnam Government Money Market Fund Class P†	$47,901	$44,158,319	$43,959,869	$42,788	$246,351

	Total Short-term investments	$47,901	$44,158,319	$43,959,869	$42,788	$246,351
	† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	24.0%
	United Kingdom	15.0
	France	12.2
	Switzerland	8.8
	Australia	7.9
	Germany	6.8
	Netherlands	4.2
	Denmark	3.6
	Italy	3.5
	Spain	2.0
	Finland	1.9
	Czech Republic	1.8
	Sweden	1.5
	Singapore	1.4
	Israel	1.3
	Ireland	1.2
	Hong Kong	0.9
	Norway	0.8
	Belgium	0.7
	Portugal	0.4
	United States	0.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, on certain days the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. These securities, which would generally be classified as level 1 securities, will be transferred to Level 2 on the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$8,607,273	$—	$—
Consumer discretionary	25,037,134	—	—
Consumer staples	17,031,178	—	—
Energy	6,056,649	—	—
Financials	52,823,345	—	—
Health care	30,026,821	—	—
Industrials	42,430,380	—	—
Information technology	22,785,062	—	—
Materials	12,628,506	—	—
Real estate	3,458,647	—	—
Utilities	5,130,274	—	—

Total common stocks	226,015,269	—	—
Short-term investments	246,351	—	—

Totals by level	$226,261,620	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com